Financing instruments payable	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Financing instruments payable	Financing instruments payable

	2023	2022

Market funding operations (a)	54,831,509	38,093,772
Deposits	27,493,655	20,261,532
Demands deposits	1,812,469	803,031
Time deposits	25,230,996	19,445,276
Interbank deposits	450,190	13,225
Financial bills	9,019,789	5,675,596
Structured notes	18,015,165	12,109,576
Others	302,900	47,068
Debt securities (b)	5,534,081	5,589,857
Debentures	2,212,441	2,028,681
Bond	3,321,640	3,561,176
Total	60,365,590	43,683,629

Current	22,946,160	19,794,572
Non-Current	37,419,430	23,889,057
(a)    Market funding operations maturity

Maturity - 2023
Class	Within 30 days	From 31 to 60 days	From 61 to 90 days	From 91 to 180 days	From 181 to 360 days	After 360 days	Total

Demand deposits	1,812,469	—	—	—	—	—	1,812,469
Time deposits	1,944,623	2,823,731	5,370,064	2,522,206	2,878,827	9,691,545	25,230,996
Interbank deposits	—	—	—	1,006	276,113	173,071	450,190
Financial bills	30,954	43,635	94,499	680,490	2,103,902	6,066,309	9,019,789
Structured notes	23,345	32,730	1,756	69,879	712,046	17,175,409	18,015,165
Others	1,119	17,116	—	46,688	235,513	2,464	302,900
Total	3,812,510	2,917,212	5,466,319	3,320,269	6,206,401	33,108,798	54,831,509

Maturity - 2022
Class	Within 30 days	From 31 to 60 days	From 61 to 90 days	From 91 to 180 days	From 181 to 360 days	After 360 days	Total

Demand deposits	803,031	—	—	—	—	—	803,031
Time deposits	3,604,494	4,273,475	5,187,106	1,382,514	2,016,732	2,980,955	19,445,276
Interbank deposits	—	—	—	3,092	—	10,133	13,225
Financial bills	—	—	2,390	1,637,547	405,901	3,629,758	5,675,596
Structured notes	—	—	5,720	35,773	261,019	11,807,064	12,109,576
Others	—	—	1,031	13,053	32,984	—	47,068
Total	4,407,525	4,273,475	5,196,247	3,071,979	2,716,636	18,427,910	38,093,772
(b)    Debt securities maturity
The total balance is comprised of the following issuances:

		2023			2022
		Up to 1 year	1-5 years	Total	Up to 1 year	1-5 years	Total

Bonds (i)	Fixed rate	118,402	3,203,238	3,321,640	128,710	3,432,466	3,561,176
Debentures (ii) (iii)	Floating rate	1,105,047	1,107,394	2,212,441	106,118	1,922,563	2,028,681
Total		1,223,449	4,310,632	5,534,081	234,828	5,355,029	5,589,857
Current				1,223,449			234,828
Non- Current				4,310,632			5,355,029
(i)    XP Inc Bonds
On July 1, 2021, XP Inc. concluded the issuance of a gross of US$750 million senior unsecured notes with net proceeds of US$739 million (R$3,697 million) with maturity on July 1, 2026 and bear interest at the rate of 3.250% per year and will be guaranteed by XP Investimentos S.A. The principal amount will be paid on the maturity and the interest is amortized every six months.
(ii)    XP Investimentos debentures
On July 19, 2022, XP Investimentos issued non-convertible debentures in the amount of R$1,800,000 (R$900,000 of series 1 and R$900,000 of series 2). The debentures series, added together, has a maximum authorized issuance up to R$1,800,000. The principal amount, including the interest, will be paid on the maturity date as follow: (i) June 23, 2024 (series 1) and (ii) June 23, 2025 (series 2). The interest rates for series 1 and series 2 debentures are CDI+1.75% and CDI+1.90%, respectively. On December 31, 2023, the total amount is R$2,212,441.
(iii)    XP Energia debentures
On December 8, 2021, XP Energia issued non-convertible Debentures in the amount of R$485,511. The objective was to fund the Group’s working capital and treasury investments related to wholesale electricity trade business. The interest rate was CDI+2.5% annually payable. According to the maturity date, the principal amount was paid on December 8, 2023.